Financial instruments - Level 3 (Detail) - Level 3 £ in Millions	6 Months Ended
Jun. 30, 2023 GBP (£)
Changes in fair value measurement, assets [abstract]
Beginning balance	£ 358.5
Gains/(losses) recognised in the income statement	(24.7)
Gains recognised in other comprehensive income	0.1
Additions	1.8
Disposals	(10.4)
Cancellations	0.0
Settlements	0.0
Exchange adjustments	0.0
Ending balance	325.3
Payments due to vendors (earnout agreements)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	(160.1)
Gains/(losses) recognised in the income statement	25.7
Gains recognised in other comprehensive income	0.0
Additions	(66.7)
Disposals	0.0
Cancellations	0.0
Settlements	12.4
Exchange adjustments	0.8
Ending balance	(187.9)
Liabilities in respect of put options
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	(342.1)
Gains/(losses) recognised in the income statement	7.1
Gains recognised in other comprehensive income	0.0
Additions	(2.4)
Disposals	0.0
Cancellations	2.8
Settlements	1.8
Exchange adjustments	12.0
Ending balance	£ (320.8)